UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Nuance Investments, LLC
       Address: 4900 Main Street
             	Suite 220
         	Kansas City, MO 64112


       Form 13F File Number: 028-13550

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Kimberly McEnaney
       Title:	Compliance Officer
       Phone:	(913) 647-9700

       Signature, Place, and Date of Signing:

                Cheryl Vohland      Kansas City, MO    11/12/12
                 [Signature]         [City, State]     [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  0

       Form 13F Information Table Entry Total:	  58

       Form 13F Information Table Value Total:	  200,729
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]


                                                                                          Voting Authority
                                                                                          --------------------
                                                      Value    Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of     CUSIP     (x$1000) Prn Amt   Prn Call Dscretn Managers     Sole      Shared   None
                               class
------------------------------ ------------ --------- -------- --------  --- ---- ------- ------------ --------  -------- --------

3M Co                          COM          88579y101 3629     39268.83  SH       Sole                 39268.83
Accenture PLC Ireland Class A  COM          g1151c101      338      4825 SH       Sole                      4825
Air Prods & Chems Inc          COM          009158106     3420  41355.61 SH       Sole                  41355.61
Altra Holdings Inc             COM          02208r106      310     17020 SH       Sole                     17020
American Science & Engineering COM          029429107      349      5315 SH       Sole                      5315
Apache Corp                    COM          037411105     6650  76905.49 SH       Sole                  76905.49
Applied Materials Inc          COM          038222105     7015 628267.86 SH       Sole                 628267.86
Autoliv Inc                    COM          052800109      955     15405 SH       Sole                     15405
Becton Dickinson & Co          COM          075887109     2949  37536.27 SH       Sole                  37536.27
Cabot Microelectronics Corp    COM          12709p103      539     15325 SH       Sole                     15325
Capitol Federal Financial Inc  COM          14057j101      874     73080 SH       Sole                     73080
Chubb Corp                     COM          171232101      322      4227 SH       Sole                      4227
Compass Minerals Intl Inc      COM          20451n101      496      6655 SH       Sole                      6655
DENTSPLY Intl Inc              COM          249030107      323      8475 SH       Sole                      8475
Endurance Specialty Holdings L COM          g30397106      348      9030 SH       Sole                      9030
FedEx Corp                     COM          31428x106      317      3745 SH       Sole                      3745
Fluor Corp                     COM          343412102      491      8730 SH       Sole                      8730
Franklin Resources Inc         COM          354613101      823      6580 SH       Sole                      6580
General Mills Inc              COM          370334104      327      8210 SH       Sole                      8210
Great Plains Energy Inc        COM          391164100      914     41080 SH       Sole                     41080
Hasbro Inc                     COM          418056107     6553 171710.08 SH       Sole                 171710.08
HCC Insurance Holdings Inc     COM          404132102      615     18135 SH       Sole                     18135
Heartland Express Inc          COM          422347104      655     49035 SH       Sole                     49035
Helmerich & Payne Inc          COM          423452101     3234  67936.23 SH       Sole                  67936.23
Imperial Oil Ltd               COM          453038408     7781  169050.2 SH       Sole                  169050.2
International Flavors & Fragra COM          459506101      292      4905 SH       Sole                      4905
ITT Corp                       COM          450911201     6756    335290 SH       Sole                    335290
Johnson & Johnson              COM          478160104     5574  80889.25 SH       Sole                  80889.25
Kaydon Corp                    COM          486587108     5652 253017.01 SH       Sole                 253017.01
Kellogg Co                     COM          487836108    18085 350075.02 SH       Sole                 350075.02
LifePoint Hospitals Inc        COM          53219l109      321      7510 SH       Sole                      7510
Lowes Cos Inc                  COM          548661107      641     21185 SH       Sole                     21185
MetLife Inc                    COM          59156r108     4123    119645 SH       Sole                    119645
MKS Instrument Inc             COM          55306n104     4764    186880 SH       Sole                    186880
Murphy Oil Corp                COM          626717102      862     16055 SH       Sole                     16055
Newell Rubbermaid Inc          COM          651229106     5358 280675.13 SH       Sole                 280675.13
Norfolk Southern Corp          COM          655844108      928     14585 SH       Sole                     14585
Northern Trust Corp            COM          665859104     7119 153383.82 SH       Sole                 153383.82
Patterson Companies Inc        COM          703395103     2449  71529.89 SH       Sole                  71529.89
ProAssurance Corp              COM          74267c106      325      3590 SH       Sole                      3590
Republic Services Inc          COM          760759100     6030 219191.21 SH       Sole                 219191.21
Rexnord Corp                   COM          76169b102     3384    185731 SH       Sole                    185731
Rockwell Collins Inc           COM          774341101     4244  79113.86 SH       Sole                  79113.86
Schwab Charles Corp            COM          808513105     7165 560390.72 SH       Sole                 560390.72
Scotts Miracle-Gro Co Cl A     COM          810186106      325      7475 SH       Sole                      7475
State Street Corp              COM          857477103     4453    106135 SH       Sole                    106135
Steris Corp                    COM          859152100      315   8870.71 SH       Sole                   8870.71
Stryker Corp                   COM          863667101    12791  229806.3 SH       Sole                  229806.3
Sysco Corp                     COM          871829107     8059 257725.22 SH       Sole                 257725.22
Te Connectivity Ltd Reg        COM          h84989104     9740 286376.88 SH       Sole                 286376.88
Texas Instruments Inc          COM          882508104    10609 385019.31 SH       Sole                 385019.31
Travelers Companies Inc        COM          89417e109      320      4695 SH       Sole                      4695
Ultra Petroleum Corp           COM          903914109     7868    357965 SH       Sole                    357965
Unifirst Corp MA               COM          904708104      295      4420 SH       Sole                      4420
Universal Health Services Inc  COM          913903100      528     11540 SH       Sole                     11540
Xilinx Inc                     COM          983919101      645     19295 SH       Sole                     19295
Xylem Inc                      COM          98419m100    10153  403692.6 SH       Sole                  403692.6
Agree Realty Corp                           008492100      328     12880 SH       Sole                     12880